Summary of significant accounting policies (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Summary of significant accounting policies (Tables)
Schedule of estimated useful lives of property and equipment
Equipment:	5 years
Furnitures & Fixtures:	5 - 7 years

Schedule of fair value of the Company's derivative liabilities

	March 2019 Conversion Feature	March 2019 Warrant Liability	Total
Balance at August 31, 2019	$2,852,000	904,000	$3,756,000
Change in fair value	(340,000)	(602,000)	(942,000)
Balance at November 30, 2019 (unaudited)	$2,512,000	302,000	$2,814,000

	March 2019 Conversion Feature	March 2019 Warrant Liability
	(unaudited)	(unaudited)
Risk free rate	1.60%	1.62%
Market price per share	$10.20	$10.20
Life of instrument in years	0.79	4.28
Volatility	91%	102%
Dividend yield	0%	0%

	Conversion Features	Warrant Liability	Total
Balance at August 31, 2018	$-	-	$-
Initial recognition	2,421,000	3,917,000	6,338,000
Reclassification to equity	(13,000)		(13,000)
Change in fair value	444,000	(3,013,000)	(2,569,000)
Balance at August 31, 2019	$2,852,000	904,000	$3,756,000

Schedule of earning per common share

	For the year ended August 31,
	2019	2018
Losses per common share:
Net loss allocated to common shareholders	$(18,727,000)	$(16,823,000)
Weighted average shares outstanding	817,720	720,253
Basic and Fully Diluted net loss per common share	$(22.90)	$(23.36)

Schedule of weighted average dilutive common shares

	For the Three Months Ended November 30, 2019	For the Three Months Ended November 30, 2018

Options	45,463	37,271
Senior Secured Convertible Notes	889,935	84,756
Warrants	107,416	87,783
Total potentially dilutive shares	1,042,814	209,810

	For the year ended August 31, 2019	For the year ended August 31, 2018

Options	50,749	33,594
Senior Secured Convertible Notes (Note 8)	491,868	100,402
Warrants	107,410	94,470
Total potentially dilutive shares	650,027	228,466

Schedule of condensed financial statements

	August 31, 2018
	As Previously Reported	Adjustments	As Restated
Convertible note, net	$7,156,000	(985,000)	$6,171,000
Additional Paid-In Capital	17,234,000	1,231,000	18,465,000
Accumulated deficit	(25,977,000)	(246,000)	(26,223,000)
Net Loss	$(16,577,000)	(246,000)	$(16,823,000)
Net loss per share – Basic and diluted	$(23.02)	-	$(23.36)